Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
Note 10 – Related parties
As of September 30, 2021, $110.6 million, including
paid-in
kind interest, of the Company’s Debentures, are held by affiliates of MGG Investment Group, an affiliate of a director of the Company. For the three months ended September 30, 2021 and 2020, the Company recognized $6.4 million and $3.1 million in interest expense, respectively and for the nine months ended September 30, 2021 and 2020, the Company recognized $9.6 million and $9.0 million in interest expense, respectively, related to Debentures owned by the MGG Investment Group.

Note 16 – Related parties
On December 22, 2015, the Company entered into a consulting agreement with Carlyle Investment Management, LLC, an affiliate of Carlyle, for advisory, consulting and other services in relation to the strategic and financial management of the Company. For the year ended December 31, 2019, the Company recognized $1.0 million in management consulting fees, reflected within “General and administrative expenses” in the accompanying consolidated Statements of Comprehensive Loss. The consulting agreement was terminated on December 19, 2019.
As of December 31, 2020, $107.3 million including
paid-in
kind of the Company’s Debentures are owed to affiliates of MGG Investment Group, which is an affiliate of a director of the Company. For the years ended December 31, 2020 and December 31,

2019, the Company recognized $12.1 million and $0.4 million in interest expense, respectively related to the amounts owned by the MGG Investment Group.